CONSOLIDATED BALANCE SHEETS ¥ in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	$ 3,131	¥ 21,530	¥ 18,243
Restricted cash	617	4,244	1,749
Short-term investments	5,346	36,753	28,130
Accounts receivable, net	824	5,668	4,749
Due from related parties	239	1,642	374
Prepayments and other current assets	1,390	9,557	6,173
Total current assets	11,547	79,394	59,418
Long-term deposits and prepayments	112	768	840
Long-term loan receivable			19
Long-term receivables due from related parties	33	229	218
Land use rights	14	94	97
Property, equipment and software	854	5,872	5,616
Investments	3,909	26,874	25,574
Goodwill	8,439	58,026	56,246
Intangible assets	1,996	13,723	13,750
Deferred tax assets	124	850	462
Total assets	27,028	185,830	162,240
Current liabilities:
Short-term debt and current portion of long-term debt	5,238	36,011	16,316
Accounts payable	1,704	11,714	7,459
Due to related parties	72	492	419
Salary and welfare payable	537	3,694	3,465
Taxes payable	148	1,019	927
Advances from customers	1,378	9,472	7,868
Accrued liability for customer reward program	77	528	610
Other payables and accruals	851	5,854	5,098
Total current liabilities	10,005	68,784	42,162
Deferred tax liabilities	558	3,838	3,895
Long-term debt	3,512	24,146	29,220
Other long-term liabilities	48	329	348
Total liabilities	14,123	97,097	75,625
Commitments and contingencies (Note 19)
Shareholders' equity
Share capital (US$0.01 par value; 175,000,000 shares authorized, issued shares as of December 31, 2017 and 2018: 70,529,793 and 72,051,947; outstanding shares as of December 31, 2017 and 2018: 67,600,654 and 69,122,824)	1	5	5
Additional paid-in capital	10,745	73,876	71,341
Statutory reserves	70	484	384
Accumulated other comprehensive (loss)/income	(216)	(1,482)	6,379
Retained earnings	2,319	15,943	8,838
Less: Treasury stock (2,929,139 and 2,929,123 shares as of December 31, 2017 and 2018, respectively)	(307)	(2,111)	(2,111)
Total Ctrip.com International, Ltd. shareholders' equity	12,612	86,715	84,836
Non-controlling interests	293	2,018	1,779
Total shareholders' equity	12,905	88,733	86,615
Total liabilities and shareholders' equity	$ 27,028	¥ 185,830	¥ 162,240